Document and Entity Information	0 Months Ended
Oct. 24, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 24, 2013
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Oct. 24, 2013
Document Effective Date	Oct. 28, 2013
Prospectus Date	Oct. 28, 2013
Bridge Builder Bond Fund | Bridge Builder Bond Fund
Risk/Return:
Trading Symbol	BBTBX